Related parties - Kay Management Compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Related party [Abstract]
Wages	R$ 17,497	R$ 14,268	R$ 11,164
Direct and indirect benefits	1,237	690	427
Variable compensation (bonuses)	16,737	25,478	3,992
Short-term benefits	35,471	40,436	15,583
Share-based payment benefits	15,647	14,533	0
Total	R$ 51,118	R$ 54,969	R$ 15,583